Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash and cash equivalents

(EUR thousand)	As of March 31
Cash and cash equivalents	2021	2020	2019
Deposits	63,036	84,884	3,476
Cash and bank balances	119,747	141,255	100,596
Total	182,783	226,139	104,072